UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                  FMA SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------------------

                                                                  SHARES          VALUE
                                                              -------------   --------------
AEROSPACE & DEFENSE -- 1.6%
    Woodward Governor                                               39,600    $   2,820,906
                                                                              --------------
APPAREL/TEXTILES -- 1.7%
    Quiksilver*                                                    100,100        2,989,987
                                                                              --------------
BANKS -- 11.3%
    Commercial Capital Bancorp                                     135,446        2,694,021
    East-West Bancorp                                               16,000          623,040
    MB Financial                                                    61,800        2,452,842
    Placer Sierra Bancshares                                       118,254        3,048,470
    Provident Bankshares                                            85,900        2,840,713
    Sterling Financial*                                             77,400        2,902,500
    UMB Financial                                                   46,700        2,561,028
    Umpqua Holdings                                                115,100        2,794,628
                                                                              --------------
                                                                                 19,917,242
                                                                              --------------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 3.3%
    Advo                                                            87,050        3,201,699
    Saga Communications, Cl A* +                                   149,050        2,533,850
                                                                              --------------
                                                                                  5,735,549
                                                                              --------------
BUILDING & CONSTRUCTION SUPPLIES -- 3.4%
    Acuity Brands                                                  116,400        3,197,508
    Jacuzzi Brands*                                                274,100        2,768,410
                                                                              --------------
                                                                                  5,965,918
                                                                              --------------
BUSINESS SERVICES -- 1.7%
    ABM Industries                                                 166,700        3,050,610
                                                                              --------------
CHEMICALS -- 2.6%
    Airgas                                                         127,400        2,996,448
    Albemarle                                                       46,200        1,622,082
                                                                              --------------
                                                                                  4,618,530
                                                                              --------------
COMMUNICATIONS TECHNOLOGY -- 2.0%
    Anixter International                                          107,400        3,590,382
                                                                              --------------
COMPUTER SOFTWARE -- 3.2%
    Hyperion Solutions*                                             53,200        2,555,728
    MRO Software*                                                  243,100        3,114,111
                                                                              --------------
                                                                                  5,669,839
                                                                              --------------
EDUCATION -- 1.5%
    School Specialty*                                               68,800        2,675,632
                                                                              --------------
ELECTRICAL & ELECTRONICS -- 1.8%
    Benchmark Electronics*                                         101,500        3,244,955
                                                                              --------------
ELECTRICAL EQUIPMENT & SERVICES -- 1.8%
    Baldor Electric                                                114,000        3,195,420
                                                                              --------------
ENERGY EQUIPMENT & SERVICES -- 4.7%
    Helmerich & Payne                                               72,000        2,728,800
    Oceaneering International*                                      78,200        2,980,202
    W-H Energy Services*                                           112,300        2,537,980
                                                                              --------------
                                                                                  8,246,982
                                                                              --------------




THE ADVISORS' INNER CIRCLE FUND                                  FMA SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------

                                                                  SHARES          VALUE
                                                              -------------   --------------
FINANCIAL SERVICES -- 1.5%
    Affiliated Managers Group*                                      41,650    $   2,641,026
                                                                              --------------
FOOD & BEVERAGE -- 3.2%
    J&J Snack Foods +                                               60,560        2,922,020
    Ralcorp Holdings                                                60,300        2,653,200
                                                                              --------------
                                                                                  5,575,220
                                                                              --------------
GAS UTILITIES -- 3.1%
    Energen                                                         44,600        2,615,344
    New Jersey Resources                                            63,200        2,771,320
                                                                              --------------
                                                                                  5,386,664
                                                                              --------------
INDUSTRIAL -- 3.4%
    Franklin Electric +                                             69,079        3,038,785
    Lincoln Electric Holdings                                       92,770        2,982,556
                                                                              --------------
                                                                                  6,021,341
                                                                              --------------
INSURANCE -- 3.2%
    Direct General                                                  62,798        1,177,462
    Quanta Capital Holdings                                        274,300        2,688,140
    Scottish Re Group                                               74,000        1,707,180
                                                                              --------------
                                                                                  5,572,782
                                                                              --------------
MANUFACTORING -- 1.6%
    Kaydon                                                          89,900        2,789,597
                                                                              --------------
MATERIALS & PROCESSING -- 1.8%
    Clarcor                                                         57,700        3,142,919
                                                                              --------------
MEDICAL PRODUCTS & SERVICES -- 5.3%
    Arrow International                                             91,400        2,933,026
    Cantel Medical*                                                 66,300        1,629,654
    Sybron Dental Specialties*                                      50,900        1,921,984
    Wright Medical Group*                                          100,300        2,753,235
                                                                              --------------
                                                                                  9,237,899
                                                                              --------------
OFFICE FURNITURE & FIXTURES -- 1.5%
    United Stationers*                                              62,550        2,715,296
                                                                              --------------
PHARMACEUTICALS -- 2.0%
    KV Pharmaceutical*                                             168,550        3,463,703
                                                                              --------------
REAL ESTATE INVESTMENT TRUSTS -- 7.1%
    CarrAmerica Realty                                              55,700        1,690,495
    Equity Inns                                                    264,500        2,883,050
    Home Properties                                                 63,700        2,573,480
    Pennsylvania Real Estate Investment Trust                       66,700        2,669,334
    U-Store-It Trust                                               166,100        2,724,040
                                                                              --------------
                                                                                 12,540,399
                                                                              --------------
SECURITIES BROKERS/DEALERS -- 1.0%
    Piper Jaffray*                                                  43,100        1,705,898
                                                                              --------------
SEMICONDUCTORS -- 1.4%
    Integrated Circuit Systems*                                    131,300        2,494,700
                                                                              --------------


THE ADVISORS' INNER CIRCLE FUND                                  FMA SMALL COMPANY PORTFOLIO
                                                                JANUARY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------------------

                                                                  SHARES          VALUE
                                                              -------------   --------------
SPECIALTY RETAIL -- 5.5%
    Big 5 Sporting Goods*                                           95,650    $   2,618,897
    Haverty Furniture                                              176,300        3,155,770
    Regis                                                           60,700        2,421,930
    West Marine*                                                    63,400        1,496,874
                                                                              --------------
                                                                                  9,693,471
                                                                              --------------
TECHNOLOGY -- 1.7%
    Park Electrochemical                                           154,900        3,028,295
                                                                              --------------
TELECOMMUNICATIONS -- 1.7%
    Belden CDT                                                     144,700        2,938,857
                                                                              --------------
TESTING LABORATRIES -- 1.4%
    LabOne*                                                         74,800        2,509,540
                                                                              --------------
TRANSPORTATION SERVICES -- 1.7%
    Aviall*                                                        103,100        2,970,311
                                                                              --------------
TRUCKING -- 3.1%
    USF                                                             69,070        2,276,547
    Wabash National*                                               123,200        3,126,816
                                                                              --------------
                                                                                  5,403,363
                                                                              --------------
UTILITIES - ELECTRICAL -- 3.2%
    PNM Resources                                                  122,500        3,090,675
    Westar Energy                                                  113,200        2,637,560
                                                                              --------------
                                                                                  5,728,235
                                                                              --------------
WHOLESALE -- 1.5%
    WESCO International*                                            77,600        2,622,104
                                                                              --------------

    Total Common Stock
        (Cost $158,285,940)                                                     169,903,572
                                                                              --------------


--------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 6.3%
--------------------------------------------------------------------------------------------

    HighMark 100%  U.S. Treasury Money Market Fund               2,926,863        2,926,863
    HighMark U.S. Government Money Market Fund                   8,086,600        8,086,600
                                                                              --------------

    Total Short-Term Investments
        (Cost $11,013,463)                                                       11,013,463
                                                                              --------------

    Total Investments -- 102.8%
        (Cost $169,299,403)**                                                 $ 180,917,035
                                                                              ==============

       PERCENTAGES ARE BASED ON NET ASSETS OF $176,042,446.
     * NON-INCOME PRODUCING SECURITY
    ** AT JANUARY 31, 2005, THE TAX BASIS COST OF THE PORTFOLIO'S INVESTMENTS
       WAS $169,299,403, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,338,806 AND $(4,721,174), RESPECTIVELY.
     + SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF
       JANUARY 31, 2005 WAS $8,494,655.
    CL -- CLASS

       FOR INFORMATION REGARDING THE PORTFOLIO'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE PORTFOLIO'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



FMA-QH-001-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President


Date March 15, 2005


By (Signature and Title)*                   /s/ Peter J. Golden
                                            -------------------------------
                                            Peter J. Golden
                                            Controller & CFO


Date March 15, 2005

* Print the name and title of each signing officer under his or her signature.